ADVISORS SERIES TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

October 28, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Huber Capital Equity Income Fund (S000018427)
Huber Capital Small Cap Value Fund (S000018428)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Huber Capital Equity Income Fund and the Huber Capital Small Cap Value Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 25, 2011, and filed electronically as Post-Effective Amendment No. 386 to the Funds’ Registration Statement on Form N-1A on October 25, 2011.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC